Insurance - Summary of Insurance Service Results (Details) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Insurance service result [abstract]
Insurance revenue	$ 407		$ 474	$ 808	$ 944
Insurance service expenses	(275)		(339)	(633)	(690)
Net expenses from reinsurance contracts	(32)		(12)	(6)	(40)
Insurance service results	$ 100	$ 69	$ 123	$ 169	$ 214